Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil	12 Months Ended
Dec. 31, 2021
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
10	Amounts due from financial institutions and Compulsory deposits at Central Bank of Brazil
a.	Breakdown of amounts due from financial institutions:

	12/31/2021	12/31/2020
Receivable commissions and bonus	—	—
Interbank deposits	1,729,676	502,347
Interbank onlendings	322,187	22
Total	2,051,862	502,369

b.	Compulsory deposits at Central Bank of Brazil:

As of December 31, 2021 R$2,399,488 (2020: R$1,709,729;) of the compulsory deposits were indexed to the SELIC interest rate.